Inventories	9 Months Ended
Sep. 30, 2018
Classes of current inventories [abstract]
Inventories
6.   Inventories

	September 30,	December 31,
	2018	2017

Concentrates	$1,230	$1,391
Ore stockpiles	1,436	2,877
Spare parts and supplies	5,584	5,098
	$8,250	$9,366

The amount of inventories recognized as an expense was $12.8 million during the three-month period ended September 30, 2018 (2017: $7.7 million) and $37.9 million during the nine-month period ended September 30, 2018 (2017: $30.4 million). The concentrates and ore stockpiles, and spare parts and supplies write-down (recovery) to net realizable value included in cost of sales were $0.5 million and ($0.2) million, respectively, during the three-month period ended September 30, 2018 (2017: nil and $0.2 million, respectively) and $0.5 million and ($0.2) million, respectively, during the nine-month period ended September 30, 2018 (2017: $0.1 million and $0.2 million, respectively).